Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 17, 2020	Oct. 15, 2020
Statement of Financial Position [Abstract]
Total assets	$ 375,264,188		$ 376,847,694	$ 375,264,188
Liabilities, Current [Abstract]
Total current liabilities	5,303,819		1,067,726	5,303,819
Deferred legal fees	500,000			500,000	$ 500,000
Deferred underwriting commissions	13,081,250		13,081,250	13,081,250	$ 13,100,000
Derivative warrant liabilities	20,045,330		27,249,130	20,045,330
Total liabilities	38,892,808		41,398,106	38,892,808
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	331,371,370		330,449,580	331,371,370
Shareholders' Equity
Preference shares—$0.0001 par value	0		0	0
Additional paid-in capital	8,446,652		9,830,842	8,446,652
Accumulated deficit	(3,448,000)		(4,832,201)	(3,448,000)
Total shareholders' equity	5,000,010	$ 5,000,008	5,000,008	5,000,010		$ 0
Total liabilities and shareholders' equity	375,264,188		376,847,694	375,264,188
Statement of Operations
Loss from operations	(2,357,741)		(127,691)	(5,819,599)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(626,410)		(3,758,500)	7,203,800
Transaction costs—derivative warrant liabilities			(946,010)
Total other (expense) income			(4,704,510)
Net loss	(2,984,151)	$ 4,368,352	(4,832,201)	1,384,201
Statement of Cash Flows
Net loss			(4,832,201)	1,384,201
Change in fair value of derivative warrant liabilities	626,410		3,758,500	(7,203,800)
Transaction costs - derivative warrant liabilities			946,010
Common Class A [Member]
Shareholders' Equity
Common Stock	$ 424		$ 433	$ 424
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted	37,375,000		37,375,000	37,375,000
Basic and diluted net income per ordinary share	$ 0		$ 0	$ 0
Common Class B [Member]
Shareholders' Equity
Common Stock	$ 934		$ 934	$ 934
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted	9,343,750		8,429,688	9,343,750
Basic and diluted net income per ordinary share	$ (0.32)		$ (0.57)	$ 0.15
As Previously Reported [Member]
Statement of Financial Position [Abstract]
Total assets			$ 376,847,694
Liabilities, Current [Abstract]
Total current liabilities			1,067,726
Deferred legal fees			0
Deferred underwriting commissions			13,081,250
Total liabilities			14,148,976
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			357,698,710
Shareholders' Equity
Preference shares—$0.0001 par value			0
Additional paid-in capital			5,126,604
Accumulated deficit			(127,691)
Total shareholders' equity			5,000,008
Total liabilities and shareholders' equity			376,847,694
Statement of Operations
Loss from operations			(127,691)
Other (expense) income:
Net gain from investments held in Trust Account			0
Net loss			(127,691)
Statement of Cash Flows
Net loss			(127,691)
As Previously Reported [Member] | Common Class A [Member]
Shareholders' Equity
Common Stock			$ 161
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted			37,375,000
Basic and diluted net income per ordinary share			$ 0
As Previously Reported [Member] | Common Class B [Member]
Shareholders' Equity
Common Stock			$ 934
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted			8,429,688
Basic and diluted net income per ordinary share			$ (0.02)
Restatement Adjustment [Member]
Liabilities, Current [Abstract]
Derivative warrant liabilities			$ 27,249,130
Total liabilities			27,249,130
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			(27,249,130)
Shareholders' Equity
Additional paid-in capital			4,704,238
Accumulated deficit			(4,704,510)
Other (expense) income:
Change in fair value of derivative warrant liabilities			(3,758,500)
Transaction costs—derivative warrant liabilities			(946,010)
Total other (expense) income			(4,704,510)
Net loss			(4,704,510)
Statement of Cash Flows
Net loss			(4,704,510)
Change in fair value of derivative warrant liabilities			3,758,500
Transaction costs - derivative warrant liabilities			946,010
Restatement Adjustment [Member] | Common Class A [Member]
Shareholders' Equity
Common Stock			$ 272
Restatement Adjustment [Member] | Common Class B [Member]
Other (expense) income:
Basic and diluted net income per ordinary share			$ (0.55)